Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Significant accounting policies
Basis of consolidation

a)   Basis of consolidation

i. Subsidiaries

Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control is lost (see note 5).

Profits and losses of subsidiaries acquired or sold during the year are included in the consolidated statements of profit and loss and other comprehensive income from the acquisition date to the disposal date.

Where necessary, the financial statements of subsidiaries are adjusted to align their accounting policies with the Company’s consolidated accounting policies.

ii. Transactions eliminated in consolidation

Significant intercompany balances and transactions, and any unrealized gains and losses arising from transactions between consolidated companies have been eliminated in preparing these consolidated financial statements.

iii. Business combinations

Business combinations are accounted for using the acquisition method. For each business combination, any non-controlling interest in the acquiree is valued either at fair value or according to the proportionate interest in the acquiree’s identifiable net assets.

In a business combination, the Company evaluates the assets acquired and the liabilities assumed for proper classification and designation according to the contractual terms, economic circumstances and relevant conditions at the acquisition date.

Goodwill is originally valued at cost, and represents any excess of the transferred consideration over the net assets acquired and liabilities assumed. If the net amount of identifiable acquired assets and assumed liabilities as of the acquisition date exceeds the sum of the consideration transferred, the amount of any non-controlling interest in the acquired entity and the fair value of the prior shareholding of the acquirer in the acquired entity (if any), any excess is immediately recognized in the consolidated statement of profit and loss and other comprehensive income as a bargain purchase gain.

Transaction costs, other than those associated with the issuance of debt or equity securities, that the Company incurs related to a business combination are expensed as incurred.

Certain contingent consideration payable are measured at fair value at the acquisition date. If the contingent consideration is classified as equity, then it is not re-measured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of the contingent consideration are recognized in profit and loss.

Foreign currency

b)   Foreign currency

i. Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of the Company at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain and loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the period, adjusted for interest and principal payments during the period, and the amortized cost in foreign currency translated at the exchange rate at the end of the reporting period.

Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

ii. Translation of foreign operations

Assets and liabilities, including goodwill and fair value adjustments arising on acquisition, of foreign operations whose functional currency differs from the reporting currency, are translated into Mexican pesos at the exchange rates at the reporting date. Income and expenses are translated to pesos at the average exchange rate of the period of the transactions.

Foreign currency differences associated with translating foreign operations into the reporting currency (Mexican peso) are recognized in other comprehensive income, and presented in the foreign currency translation reserve in stockholders’ equity.

Foreign exchange gains and losses arising from amounts receivable or payable to a foreign operation, whose settlement is neither planned nor likely in the foreseeable future, are considered part of a net investment in a foreign operation and are recognized under the “other comprehensive income” account, and presented within stockholders’ equity in the foreign currency translation reserve. For the years ended December 31, 2019, 2018 and 2017 the Company did not enter into such transactions.

Financial instruments

c)   Financial instruments

i. Financial assets

Classification of financial assets

The Company classifies and measures its financial assets under the following criteria:

•The Company’s debt instruments are subsequently measured at amortized cost if the financial asset is maintained in a business model whose objective is to hold financial assets with the objective of obtaining contractual cash flows; and the contractual terms of the financial asset give rise on specific dates to cash flows that are only principal and interest payments on the amount of the principal.

•Furthermore, debt instruments are subsequently measured at fair value through other comprehensive income if the financial asset is maintained within a business model whose objective is met by obtaining contractual cash flows and selling financial assets; and the contractual terms of the financial asset give rise, on specific dates, to cash flows that are only principal and interest payments on the outstanding amount of the principal.

•By default, all other financial assets are subsequently measured at fair value through profit and loss.

Recognition and derecognition of financial assets

Assets are initially recognized on the date of the contract in which the Company becomes a member of the contractual provisions of the instruments and they are initially valued at their fair value. Transaction costs that are directly attributable to the acquisition or issuance of financial assets and liabilities (other than financial assets at fair value through profit or loss) are added to or reduced from the fair value of the financial assets or liabilities, where applicable, at initial recognition. Transaction costs directly attributable to the acquisition of financial assets and liabilities at fair value through profit or loss are recognized immediately in profit or loss.

All regular purchases or sales of financial assets are recognized and derecognised on a trade date. Regular purchases or sales are purchases or sales of financial assets that require the delivery of assets within the period established by the regulation or usual practices in the market.

All recognized financial assets are subsequently measured in full, either at amortized cost or fair value, according to the classification of financial assets.

Financial assets of the Company include cash and cash equivalents, investment in securities at fair value through profit or loss, derivative financial instruments and trade receivables.

The Company initially recognizes accounts receivable and cash equivalents on the date that they arise. All other financial assets (including assets measured at fair value through profit and loss) are initially recognized on the trading date, which is the date that the Company becomes a party to the contractual provisions of the instrument.

The Company derecognizes a financial asset when the contractual rights to cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which all the risks and rewards of ownership of the financial asset are substantially transferred.

Financial assets and liabilities are offset and the net amount is presented in the consolidated statement of financial position solely if the Company has a legal right to offset the amounts and intends either to settle them on a net basis of financial assets and liabilities or otherwise realize the asset and settle the liability simultaneously.

Cash and cash equivalents

Cash and cash equivalents comprise cash balances and call deposits with maturities of three months or less from the acquisition date, which are subject to an insignificant risk of changes in their fair value, and are used by the Company in the management of its short-term commitments.

Receivables

Receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, receivables are measured at amortized cost. Receivables comprise trade, due from related parties and other receivables.

Impairment of financial assets

During 2019 and 2018, the Company evaluates whether its financial assets accounted for at amortized cost and at fair value through other comprehensive income are impaired on the basis of losses due to expected credit losses.

The amount of expected credit losses is updated on each reporting date to reflect changes in credit risk since the initial recognition of the respective financial instrument.

The Company recognizes lifetime expected credit losses for commercial accounts receivable, contract assets and accounts receivable for leases. The expected credit losses on these financial assets are estimated using a provision matrix based on the Company’s historical experience of credit losses, adjusted for factors that are specific to the debtors, the general economic conditions and management’s assessment of both the current and forecast conditions at the reporting date, including the time value of money when appropriate.

For all other financial instruments, the Company recognizes the lifetime expected credit loss when there has been a significant increase in credit risk since the initial recognition. However, if the credit risk in the financial instrument has not increased significantly since the initial recognition, the Company measures the provision for losses for that financial instrument in an amount equal to the 12‑month expected credit losses.

The Company considers a significant increase in credit risk to have occurred when the financial investment assets’s credit rating falls to the level of speculation, or when the rating provided by external ratings agencies has decreased by more than 2 levels with respect to the level at which it was acquired. Additionally, the Company considers that default has occurred when a financial asset is more than 90 days past-due, unless there is reasonable and reliable information demonstrating that a later default criterion is more appropriate.

During 2017, the method used to determine the impairment of financial assets was based on an incurred loss model.

ii. Financial liabilities

Debt and/or equity instruments are classified as financial liabilities or as equity according to the substance of the contractual agreement and the definitions of liability and equity.

All financial instrument liabilities are initially recognized on the trade date, which is the date that the Company becomes a party to the contractual provisions of the instrument.

The Company derecognizes a financial instrument liability when its contractual obligations are met, cancelled or expire.

The Company has the following non-derivative financial instrument liabilities: short-term and long-term debt, and trade and other payables and accounts payable to related parties.

The aforementioned financial liabilities are originally recognized at fair value, plus costs directly attributable to the transaction. Subsequently, these financial liabilities are measured at amortized cost using the effective interest method or at fair value through results during their contractual term.

iii. Derivative financial instruments

The Company participates in a variety of derivative financial instruments to manage its exposure to exchange rate risks, including currency forward contracts.

Derivative financial instruments entered into for fair value hedging or for trading purposes are initially recognized at fair value; any attributable transaction costs are recognized in profit and loss as incurred. Government grants are recognized initially as a liability, and subsequently recognized to profit and loss as the related obligation is settled. Subsequent to the initial recognition, such derivative financial instruments are measured at fair value, and changes in such value are immediately recognized in profit and loss unless the derivative is designated and is effective as a hedging instrument, in which case, its recognition in profit and loss will depend on the nature of the hedging.

Fair value of derivative financial instruments that are traded in recognized financial markets is based on quotes issued by these markets; when a derivative financial instrument is traded in the “over the counter” market, the fair value is determined based on internal models and market inputs accepted in the financial environment.

A derivative with a positive fair value is recognized as a financial asset, while a derivative with a negative fair value is recognized as a financial liability. Derivatives are not offset in the financial statements unless the Company has both the legal right and the intention to offset. A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the instrument is more than 12 months and it is not expected to be realized or settled within 12 months. Other derivatives are presented as current assets or current liabilities.

The Company analyzes if there are embedded derivatives that should be segregated from the host contract and accounted for separately if the economic characteristics and risks of the host contract and the embedded derivative are not closely related. A separate instrument with the same terms as those of the embedded derivative meets the definition of a derivative, and the combined instrument is not measured at fair value through profit and loss. Changes in fair value of the separable embedded derivatives are immediately recognized in profit and loss.

iv. Hedge Accounting

The Company designates certain derivatives as hedging instruments with respect to foreign currency risk with fair value hedges, cash flow hedges or hedges of net investments in foreign operations. Firm commitments that hedge foreign currency risk are accounted for as cash flow hedges.

At the beginning of the hedge relationship, the Company documents the relationship between the hedging instrument and the hedged item, together with its risk management objectives and its strategy to carry out various hedging transactions. In addition, at the beginning of the hedge and on an ongoing basis, the Company documents whether the instrument is effective to offset changes in the fair values or cash flows of the hedged item attributable to the hedged risk, which is when the hedging relationships comply with all of the following coverage effectiveness requirements:

•	There is an economic relationship between the hedging instrument and the hedged item;
•	The effect of credit risk does not dominate the value of the changes resulting from the economic relationship; and
•

The coverage ratio of the coverage ratio is the same as that resulting from the amount of the hedged item that the Company actually covers and the amount of the hedging instrument that the Company actually uses to cover that amount of the hedged item.

If the hedging instrument no longer meets the effectiveness requirement related to the hedging relationship, but the risk management objective for that designated hedging relationship remains the same, the Company adjusts the hedging relationship (that is, rebalances) so that it meets the qualification criteria again.

The Company designates the entire change in the fair value of a forward contract (that is, it includes the forward elements) as the hedging instrument for all its hedging relationships that involve forward contracts.

The Company designates only the intrinsic value of option contracts as a hedged item, that is, excluding the time value of the option. Changes in the fair value of the option are recognized in other comprehensive income and are accumulated in the cost of the hedge reserve. If the hedged item is related to the transaction, the fair value is reclassified to profit or loss when the hedged item affects the profit or loss. If the hedged item is related to the period of time, then the accumulated amount in the cost of the hedge reserve is reclassified to profit or loss in a rational manner: the Company amortizes the accumulated hedge reserve to profit or loss using the straight-line method. These reclassified amounts are recognized in profit or loss on the same line as the hedged item. If the hedged item is a non-financial item, the accumulated amount in the cost of the hedge reserve is eliminated directly from equity and is included in the initial carrying amount of the recognized non-financial item. In addition, if the Company expects that part or all of the accumulated loss in the cost of the hedge reserve will not be recovered in the future, that amount will be reclassified immediately to results.

v. Capital stock

Ordinary shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of ordinary shares are recognized as a deduction from equity, net of any tax effects.

Stock repurchase

When share capital recognized as equity is repurchased, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the reserve for repurchase of shares. When treasury shares are sold or are re-issued subsequently, the amount received as well as the resulting surplus or deficit on the transaction is recognized in equity.

Property, plant and equipment

d)   Property, plant and equipment

i. Recognition and measurement

Property, plant and equipment, except for land, are recorded at acquisition cost less accumulated depreciation and any accumulated impairment losses. Land is measured at the acquisition costs less any accumulated impairment losses.

Acquisition cost includes the purchase price, as well as any cost directly attributable to the acquisition of the asset, including all costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

When components of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

An item of property, plant and equipment is derecognized at the time of disposal or when no future economic benefits are expected to arise from the continued use of the asset. Gains or losses on the sale of an item of property, plant and equipment are determined by comparing the proceeds from the sale with the carrying amount of property, plant and equipment, and are recognized net under “other income (expenses)” in profit and loss for the year.

ii. Subsequent costs

The replacement cost of an item of property, plant and equipment is capitalized if the future economic benefits associated with the cost are expected to flow to the Company and the related cost is reliably determined. The carrying amount of the replaced item is written off from the accounting records. Maintenance and repair expenses related to property, plant and equipment are expensed as incurred.

iii. Depreciation

Depreciation is calculated over the cost of the asset less its residual value, using the straight line method, based on the estimated useful life of the assets. Depreciation is recognized in profit and loss beginning from the time when the assets are available for use.

Below are the estimated useful lives for 2019, 2018 and 2017:

Average
useful Life
Buildings	46
Machinery and Equipment	19
Vehicles	11
Computers	8
Furniture	11

The Company has estimated the following residual values as of December 31, 2019, 2018 and 2017:

Residual Value
Buildings	9%
Machinery and Equipment	8%
Vehicles	5%
Computers	0%
Furniture	2%

Goodwill

e)   Goodwill

Goodwill arises as a result of the acquisition of a business over which control is obtained and is measured at cost less cumulative impairment losses; it is subject to annual tests for impairment.

Intangible assets

f)   Intangible assets

They are mainly comprised of trade names and customer relationships derived from the acquisition of businesses in the United States of America. The cost of intangible assets acquired through a business combination represents their fair value at the acquisition date and they are recognized separately from goodwill. Subsequently, they are valued at cost less amortization and accumulated impairment losses.

Intangible assets are classified as having a definite or indefinite life. Those with a defined life are amortized under the straight-line method during their estimated life and when there are impairment indicators, they are tested for impairment. The amortization methods and the useful life of the assets are reviewed and adjusted, if necessary, at the date of each statement of financial position. Amortization is charged to income in the general expenses category. Those with an indefinite life are not amortized, but are subject to impairment tests at least annually.

Biological assets

g)   Biological assets

Biological assets whose fair value can be measured reliably are measured at fair value less costs of sale, with any change therein recognized in profit and loss. Costs of sale include all costs that would be necessary to sell the assets, excluding finance costs and income taxes.

The Company’s biological assets consist of growing poultry, poultry in its different production stages, hatching eggs, breeder pigs, and growing pigs.

When fair value cannot be reliably, verifiably and objectively determined, assets are valued at production cost less accumulated depreciation, and any cumulative impairment loss. Depreciation related to biological assets forms part of the cost of inventories and current biological assets and is ultimately recognized within cost of sales in the statement of profit and loss and other comprehensive income.

Depreciation of poultry and breeder pigs is estimated based on the expected future life of such assets and is calculated on a straight-line basis.

Expected average
useful life
(weeks)
Poultry in its different production stages	40-47
Breeder pigs	156

Biological assets are classified as current and non-current assets, based on the nature of such assets and their purpose, whether for commercialization or for reproduction and production.

Leased assets

h)   Leased assets

Until December 31, 2018 operating lease rentals paid by the Company were recognized in profit and loss using the straight-line method over the lease term, even though payments may not be made on the same basis.

Assets held under finance leases are depreciated over their expected useful lives on the same basis as owned assets. However, when there is no reasonable certainty that ownership will be obtained at the end of the lease term, assets are depreciated over the shorter of the lease term or their useful lives.

Beginning in 2019, the Company evaluates whether a contract is or contains a lease at the beginning of the contract term. A lease is defined as a contract that grants the right to control the use of an identified asset, for a specified period, in exchange for consideration. The Company recognizes a right-of-use asset and a corresponding lease liability, with respect to all the lease agreements in which it operates as lessee, except in the following cases: short-term leases (defined as leases with a term of lease less than 12 months); low-value asset leases (defined as asset leases with an individual market value of less than 5 thousand dollars); and, the lease contracts whose payments are variable (without any fixed contractually defined payment). For these contracts that exclude the recognition of a right-of-use asset and a lease liability, the Company recognizes rental payments as a straight-line operating expense during the lease term.

The right-of-use asset is made up of discounted lease payments at present value; direct costs of obtaining a lease; advance lease payments; and the dismantling or asset removal obligations. The Company depreciates the right-of-use asset over the shorter period of the lease term and the useful life of the underlying asset; In this sense, when a purchase option in the lease is likely to be exercised, the right-of-use asset depreciates over its useful life. Depreciation begins on the start date of the lease.

The lease liability is measured at initial recognition by discounting future minimum income payments at present value according to a term, using a discount rate that represents the cost of obtaining financing in an amount equivalent to the value of the contract's income, for the acquisition of the underlying asset, in the same currency and for a period similar to the corresponding contract (incremental borrowing rate). When the contract payments contain non-lease components (services), the Company has chosen, for some asset classes, not to separate them and to measure all payments as a single lease component; however, for the rest of the asset classes, the Company measures the lease liability only considering the payments of components that are rents, while the services implicit in the payments are recognized directly in results as operating expenses.

To determine the term of the lease, the Company considers the mandatory term, including the probability of exercising any right to extend the term and / or an early termination.

Subsequently, the lease liability is measured by increasing the book value to reflect the interest on the lease liability (using the effective interest method) and reducing the book value to reflect the rental payments made.

When there are modifications to the lease payments for inflation, the Company remits the lease liability from the date the new payments are known, without reconsidering the discount rate. However, if the modifications are related to the term of the contract or the exercise of a purchase option, the Company re-evaluates the discount rate in the measurement of the liability. Any increase or decrease in the value of the lease liability subsequent to this re-measurement is recognized by increasing or decreasing to the same extent, as the case may be, the value of the right-of-use asset.

Finally, the lease liability is derecognized at the time the Company pays all of the contract's payments. When the Company determines that it is probable that it will exercise an early termination from the contract that merits a cash outlay, said consideration is part of the re-measurement of the liability mentioned in the preceding paragraph; however, in those cases in which the early termination does not imply a cash outlay, the Company pays the lease liability and the corresponding right of use asset, recognizing the difference between the two immediately in the consolidated statement of income.

Inventories

i)   Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on average cost, and includes expenditures incurred for acquiring inventories, production or transformation costs, and other costs incurred for bringing them to their present location and condition.

Agricultural products derived from biological asses are processed chickens and commercial eggs.

Net realizable value is the estimated selling price in the ordinary course of business, less the costs necessary to make the sale.

Cost of sales represents cost of inventories at the time of sale, increased, if applicable, by reductions in inventory to its net realizable value, if lower than cost, during the year.

The Company records the necessary reductions in the value of its inventories for impairment, obsolescence, slow movement and other factors that may indicate that the use or performance of the items that are part of the inventory may be lower than the carrying value.

Impairment

j)   Impairment

i. Financial assets

A financial asset that is not recorded at fair value through profit and loss is assessed at each reporting date to determine whether there is objective evidence that it is impaired. A financial asset is impaired if there is objective evidence of a loss event after the initial recognition of the asset, and that such loss event had a negative impact on the estimated future cash flows of that asset that can be estimated reliably.

Objective evidence that financial assets are impaired includes default or delinquency by a debtor, restructuring of an amount due to the Company, evidence that a debtor may go bankrupt, or the disappearance of an active market for a security. In addition, for an investment in an equity security, a significant or prolonged reduction in its fair value below its cost is objective evidence of impairment.

The Company considers evidence of impairment for financial assets valued at amortized cost (accounts receivables) both individually and collectively. All individually significant receivables and other financial assets are assessed for specific impairment. Assets that are not individually significant are collectively assessed for impairment by grouping together assets with similar risk characteristics.

In assessing collective impairment, the Company follows an expected loss model and the calculation is applicable to all receivables regardless of whether or not they have objective evidence of impairment. For these estimates, management uses historical trends of probabilities of default, timeliness of recoveries and the amount of loss incurred, adjusted for management’s judgment as to whether current economic and credit conditions are such that the actual losses are greater or less than those implied by historical trends.

An impairment loss related to a financial asset valued at amortized cost is calculated as the difference between the carrying amount of the asset and the present value of estimated future cash flows discounted at the effective interest rate. Losses are recognized in profit and loss and reflected in an allowance account against receivables.

ii. Non-financial assets

The carrying amounts of the Company’s non-financial assets, other than inventories, biological assets and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the recoverable amount of the asset is estimated or cash generating units, as the lowest between its value in use and the fair value less cost of sale. Goodwill and indefinite-lived intangible assets are tested annually for impairment on the same dates.

The Company defines the cash generating units and also estimates the periodicity and cash flows that they should generate. Subsequent changes in the group of cash-generating units, or changes in the assumptions that support the cash flow estimates or the discount rate could impact the carrying amounts of the respective asset.

The main assumptions for developing estimates of recoverable amounts requires the Company’s management to estimate the future cash flows expected to arise from the cash-generating unit and a suitable discount rate in order to calculate its present value. The Company estimates cash flow projections considering current market conditions, determination of future prices of goods and volumes of production and sales. In addition, for the purposes of the discount and perpetuity growth rates, the Company uses indicators of market and expectations of long-term growth in the markets in which it operates.

The Company estimates a discount rate before taxes for the purposes of the goodwill impairment test that reflects the risk of the corresponding cash-generating units and that enables the calculation of present value of expected future cash flows, as well as to reflect risks that were not included in the cash flow projection assumptions and premises. The discount rate that the Company estimates is based on the weighted average cost of capital. In addition, the discount rate estimated by the Company reflects the return that market participants would require if they had made a decision about an equivalent asset, as well as the expected generation of cash flow, time, and risk-and-return profiles.

The Company annually reviews the circumstances which led to an impairment loss arising from cash-generating units to determine whether such circumstances have been changed and that may result in the reversal of previously recognized impairment losses. An impairment loss in respect of goodwill is not reversed. For other long-lived assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if the impairment loss had not been recognized.

Impairment losses are recognized in profit and loss. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the cash-generating unit (or group of CGUs), and subsequently to reduce the carrying amount of the other long-lived assets within the cash-generating unit (or group of CGUs) on a pro rata basis.

Held-for-sale assets

k)   Held-for-sale assets

Available for sale assets mainly consist of foreclosed assets. Foreclosed assets are initially recorded at the lower of fair value less costs to sell or the net carrying amount of the related account receivable.

Immediately before being classified as held-for-sale, assets are valued according to the Company’s accounting policies in accordance with the applicable IFRS. Subsequently, held-for-sale assets are recorded at the lower of the carrying amount and fair value less costs to sell. Impairment losses on initial classification of held-for-sale assets and subsequent remeasurement gains and losses are recognized in profit and loss. Recognized gains shall not exceed cumulative impairment losses previously recognized.

Other assets

l)   Other assets

Other long-term assets primarily include advances for the purchase of property, plant and equipment, investments in insurance policies and security deposits.

The Company owns life insurance policies of some of the former stockholders of Bachoco USA, LLC (foreign subsidiary). The Company records these policies at net cash surrender value which approximates its fair value (see note 17).

Employee benefits

m)   Employee benefits

The Company grants to its employees in Mexico and abroad, different types of benefits as described below and as detailed in note 22.

i. Defined contribution plan

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions to a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized as an employee benefit expense in profit and loss in the periods during which the related services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that the Company has the right to a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan due more than 12 months after the end of the period in which the employees render the service are discounted at present value.

ii. Defined benefit plan

A defined benefit plan is a post-employment benefit plan other than a defined contribution plan. It is funded by contributions made by the Company and is intended to meet the Company’s labor obligations to its employees.

The Company´s net obligations in respect of defined benefit plans is calculated separately for each plan, estimating the amount of the future benefit that the employees have earned in return for their service in the current and prior years; that benefit is discounted to determine its present value, and is reduced by the fair value of the plan assets. The discount rate is the yield at the end of the reporting period on high quality corporate bonds (or governmental bonds in the instance that a deep market does not exist for high quality corporate bonds, which is the case in Mexico) that have maturity dates approximating the terms of the Company´s obligations and that are denominated in the currency in which the benefits are expected to be paid. Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset. Defined benefit costs are categorized as follows:

•	Service cost (including current service cost, past service cost, as well as gains and losses on curtailments and settlements)
•	Net interest expense or income

The Company presents service cost as part of operating income in the consolidated statements of profit or loss and other comprehensive income (loss). Gains and losses for reduction of service are accounted for as past service costs.

The calculation is performed annually by a qualified actuary using the projected unit credit method. When the calculation results in a benefit to the Company, the recognized asset is limited to the present value of any economic benefits available in the form of refunds from the plans or reductions in future contributions to the plans. When the benefits of a plan are modified or improved, the portion of the improved benefits related to past services by employees is recognized in profit and loss on the earlier of the following dates: when there is a modification or curtailment to the plan, or when the Company recognizes the related restructuring costs or termination benefits.

Remeasurement adjustments, comprising actuarial gains and losses, the effect of changes to the asset ceiling (if applicable) and the return on plan assets (excluding interest), are reflected immediately with a charge or credit recognized in other comprehensive income in the period in which they occur. Remeasurement recognized in other comprehensive income is reflected immediately in equity and is not reclassified to profit or loss.

iii. Short-term benefits

Short-term employee benefits are valued on a non-discounted basis and are expensed as the respective services are rendered.

A liability is recognized for the amount expected to be paid under the short-term cash bonus plans or statutory employee profit sharing (PTU for its acronym in Spanish), if the Company has a legal or constructive obligation to pay such amounts as a result of prior services rendered by the employee, and the obligation may be reliably estimated.

iv. Termination benefits from constructive obligations

The Company recognizes, as a defined benefit plan, a constructive obligation from past practices. The liability accrues based on the services rendered by the employee. Payment of this benefit is made in one installment at the time that the employee voluntarily ceases working for the Company.

Provisions

n)   Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.

When the effect of time value of money is significant, the amount of the provision is the present value of the disbursements expected to be necessary to settle the obligation. The discount rate applied is determined before taxes, and reflects market conditions at the reporting date and takes into account the specific risk of the relevant liability, if any. The unwinding of the present value discount is recognized as a financial cost.

Interests in joint operations

o)   Interests in joint operations

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

The Company as a joint operator recognizes, in relation to its interest in a joint operation: its assets, including its share of any assets held jointly; its liabilities, including its share of any liabilities incurred jointly; its revenue from the sale of its share of the output arising from the joint operation; its share of the revenue from the sale of the output by the joint operation, and its expenses, including its share of any expenses incurred jointly.

The Company accounts for the assets, liabilities, revenues and expenses relating to its interest in a joint operation in accordance with the IFRSs applicable to such assets, liabilities, revenues and expenses.

The Company has joint operations derived from the agreements for the development of its biological assets. For such operations, the Company accounts for its biological assets, its obligations derived from technical support, as well as the expenses it incurs with respect to the joint operations. The live poultry produced by the joint operation is ultimately used internally by the Company and may be sold by the Company to third parties. As a result, the joint operation itself does not generate any revenues with third parties.

Revenues

p)   Revenues

During 2019 and 2018, revenues from the sale of goods in the course of ordinary activities are measured at the fair value of the consideration received or receivable, net of returns, trade discounts and volume rebates. Revenues are recognized when persuasive evidence exists, usually in the form of an executed sales agreement, that control over the product has been transferred to the customer. If it is probable that discounts will be granted and the amount can be measured reliably, the discount is recognized as a reduction of revenue.

The Company generally does not accept sales returns. No asset is recognized for product returns, due to the fact that such products are not expected to be sold or recovered in another manner given that they are perishable. To the extent sales returns occur, the product returns are made simultaneously with the delivery and acceptance of the product (same day).

The Company has concluded that all performance obligations are satisfied at the time of delivery of the product to the customer.

The Company has a variety of credit terms for its various distribution channels, all of which have short terms, consistent with market and industry practices. Accordingly, there are no financing components. A significant portion of sales in Mexico are collected in cash on delivery.

During 2017 revenues from the sale of goods in the course of ordinary activities were measured at the fair value of the consideration received or receivable, net of returns, trade discounts and volume rebates. Revenues were recognized when persuasive evidence existed, usually in the form of an executed sales agreement, when the significant risks and rewards of ownership were transferred to the customer, recovery of the consideration relating to the transaction was deemed probable, the associated costs and possible return of goods could be estimated reliably, there was no continuing management involvement with the goods, and the amount of revenue could be measured reliably. If it was probable that discounts will be granted and the amount can be measured reliably, the discount was recognized as a reduction of revenue.

Financial income and costs and dividend income

q)   Financial income and costs and dividend income

Financial income comprises interest income from funds invested, fair value changes on financial assets at fair value through profit or loss and foreign currency exchange gains. Interest income is recognized in profit and loss, using the effective interest method. Dividend income is recognized in profit and loss on the date that the Company´s right to receive the payment is established.

Financial costs comprise interest expense for borrowings, foreign currency exchange losses and fair value changes on financial assets at fair value through profit and loss. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit and loss using the effective interest method.

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the costs of those assets, until such time as the assets are substantially ready for their intended use or sale. Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

Exchange gains and losses are reported on a net basis.

Income taxes

r)   Income taxes

Income tax expense is comprised of current and deferred tax. Current income taxes and deferred income taxes are recognized in profit and loss provided they do not relate to a business combination, or items recognized directly in equity or in other comprehensive income.

Current income tax is the expected tax payable or receivable on the taxable income or loss for the fiscal year, which can be applied to taxable income from previous years, using tax rates enacted or substantively enacted in each jurisdiction at the reporting date, plus any adjustment to taxes payable with respect to previous years. Current income tax payable also includes any tax liability arising from the payment of dividends.

Deferred income tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities and the amounts used for tax purposes. Deferred income tax is not recognized for:

•	the initial recognition of assets or liabilities in a transaction that is not a business combination and did not affect either accounting or taxable profit or loss;
•

differences related to investments in subsidiaries to the extent that it is probable that the Company is able to control the reversal date, and the reversion is not expected to take place in the near future.

•	taxable temporary differences arising from the initial recognition of goodwill.

Deferred income tax is determined by applying the tax rates that are expected to apply in the period in which the temporary differences will reverse, based on the regulations enacted or substantively enacted at the reporting date.

The measurement of deferred income tax assets and liabilities reflect the tax consequences derived from the manner in which the Company expects to recover or settle the carrying amounts of its assets and liabilities.

In determining the amount of current and deferred income tax, the Company takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. The Company believes that the balance for its income tax liabilities are appropriate for all tax years subject to be reviewed by the tax authorities based on its assessment of several factors, including the interpretation of the tax laws and prior experience.

A deferred income tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred income tax assets are reviewed at each reporting date and are reduced to the extent that it is not probable that the related tax benefit will be realized.

Earnings per share

s)   Earnings per share

The Company presents information on basic and diluted earnings per share (EPS) related to its ordinary shares. Basic EPS is computed by dividing the profit and loss attributable to the holders of the Company’s common shares by the weighted average number of outstanding ordinary shares during the period, adjusted for treasury shares held. Diluted EPS is determined by adjusting the profit and loss attributable to the holders of the ordinary shares and the outstanding weighted average number of ordinary shares, adjusted for treasury shares held, for the potential dilutive effects of all ordinary shares, including convertible instruments and options on shares granted to employees. At December 31, 2019, 2018 and 2017, the Company has no potentially dilutive shares, for which reason basic and diluted EPS are the same.

Segment information

t)   Segment information

An operating segment is a component of the Company: i) that is engaged in business activities from which revenues and expenses may be obtained and incurred, including revenues and expenses related to transactions with any of the other components of the Company, ii) whose results are reviewed periodically by the chief operating decision maker for the purpose of resource allocation and assessment of segment performance, and iii) for which discrete financial information exists.

The Company discloses reportable segments based on operating segments whose revenues exceed 10% of the combined revenues from all segments, whose absolute value of profit or loss exceeds 10% of the combined absolute value of profit or loss from all segments, whose assets exceed 10% of the combined assets from all segments, or that result from the aggregation of two or more operating segments that share similar economic characteristics and meet the aggregation criteria under IFRS (note 2 d iii).

Costs and expenses by function

u)   Costs and expenses by function

Costs and expenses in the consolidated statements of profit and loss and other comprehensive income were classified by their function. The nature of costs and expenses is presented in Note 23.

Statement of cash flows

(3)   Significant accounting policies

The significant accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements.

a)   Basis of consolidation

i. Subsidiaries

Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control is lost (see note 5).

Profits and losses of subsidiaries acquired or sold during the year are included in the consolidated statements of profit and loss and other comprehensive income from the acquisition date to the disposal date.

Where necessary, the financial statements of subsidiaries are adjusted to align their accounting policies with the Company’s consolidated accounting policies.

ii. Transactions eliminated in consolidation

Significant intercompany balances and transactions, and any unrealized gains and losses arising from transactions between consolidated companies have been eliminated in preparing these consolidated financial statements.

iii. Business combinations

Business combinations are accounted for using the acquisition method. For each business combination, any non-controlling interest in the acquiree is valued either at fair value or according to the proportionate interest in the acquiree’s identifiable net assets.

In a business combination, the Company evaluates the assets acquired and the liabilities assumed for proper classification and designation according to the contractual terms, economic circumstances and relevant conditions at the acquisition date.

Goodwill is originally valued at cost, and represents any excess of the transferred consideration over the net assets acquired and liabilities assumed. If the net amount of identifiable acquired assets and assumed liabilities as of the acquisition date exceeds the sum of the consideration transferred, the amount of any non-controlling interest in the acquired entity and the fair value of the prior shareholding of the acquirer in the acquired entity (if any), any excess is immediately recognized in the consolidated statement of profit and loss and other comprehensive income as a bargain purchase gain.

Transaction costs, other than those associated with the issuance of debt or equity securities, that the Company incurs related to a business combination are expensed as incurred.

Certain contingent consideration payable are measured at fair value at the acquisition date. If the contingent consideration is classified as equity, then it is not re-measured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of the contingent consideration are recognized in profit and loss.

b)   Foreign currency

i. Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of the Company at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain and loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the period, adjusted for interest and principal payments during the period, and the amortized cost in foreign currency translated at the exchange rate at the end of the reporting period.

Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

ii. Translation of foreign operations

Assets and liabilities, including goodwill and fair value adjustments arising on acquisition, of foreign operations whose functional currency differs from the reporting currency, are translated into Mexican pesos at the exchange rates at the reporting date. Income and expenses are translated to pesos at the average exchange rate of the period of the transactions.

Foreign currency differences associated with translating foreign operations into the reporting currency (Mexican peso) are recognized in other comprehensive income, and presented in the foreign currency translation reserve in stockholders’ equity.

Foreign exchange gains and losses arising from amounts receivable or payable to a foreign operation, whose settlement is neither planned nor likely in the foreseeable future, are considered part of a net investment in a foreign operation and are recognized under the “other comprehensive income” account, and presented within stockholders’ equity in the foreign currency translation reserve. For the years ended December 31, 2019, 2018 and 2017 the Company did not enter into such transactions.

c)   Financial instruments

i. Financial assets

Classification of financial assets

The Company classifies and measures its financial assets under the following criteria:

•The Company’s debt instruments are subsequently measured at amortized cost if the financial asset is maintained in a business model whose objective is to hold financial assets with the objective of obtaining contractual cash flows; and the contractual terms of the financial asset give rise on specific dates to cash flows that are only principal and interest payments on the amount of the principal.

•Furthermore, debt instruments are subsequently measured at fair value through other comprehensive income if the financial asset is maintained within a business model whose objective is met by obtaining contractual cash flows and selling financial assets; and the contractual terms of the financial asset give rise, on specific dates, to cash flows that are only principal and interest payments on the outstanding amount of the principal.

•By default, all other financial assets are subsequently measured at fair value through profit and loss.

Recognition and derecognition of financial assets

Assets are initially recognized on the date of the contract in which the Company becomes a member of the contractual provisions of the instruments and they are initially valued at their fair value. Transaction costs that are directly attributable to the acquisition or issuance of financial assets and liabilities (other than financial assets at fair value through profit or loss) are added to or reduced from the fair value of the financial assets or liabilities, where applicable, at initial recognition. Transaction costs directly attributable to the acquisition of financial assets and liabilities at fair value through profit or loss are recognized immediately in profit or loss.

All regular purchases or sales of financial assets are recognized and derecognised on a trade date. Regular purchases or sales are purchases or sales of financial assets that require the delivery of assets within the period established by the regulation or usual practices in the market.

All recognized financial assets are subsequently measured in full, either at amortized cost or fair value, according to the classification of financial assets.

Financial assets of the Company include cash and cash equivalents, investment in securities at fair value through profit or loss, derivative financial instruments and trade receivables.

The Company initially recognizes accounts receivable and cash equivalents on the date that they arise. All other financial assets (including assets measured at fair value through profit and loss) are initially recognized on the trading date, which is the date that the Company becomes a party to the contractual provisions of the instrument.

The Company derecognizes a financial asset when the contractual rights to cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which all the risks and rewards of ownership of the financial asset are substantially transferred.

Financial assets and liabilities are offset and the net amount is presented in the consolidated statement of financial position solely if the Company has a legal right to offset the amounts and intends either to settle them on a net basis of financial assets and liabilities or otherwise realize the asset and settle the liability simultaneously.

Cash and cash equivalents

Cash and cash equivalents comprise cash balances and call deposits with maturities of three months or less from the acquisition date, which are subject to an insignificant risk of changes in their fair value, and are used by the Company in the management of its short-term commitments.

Receivables

Receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, receivables are measured at amortized cost. Receivables comprise trade, due from related parties and other receivables.

Impairment of financial assets

During 2019 and 2018, the Company evaluates whether its financial assets accounted for at amortized cost and at fair value through other comprehensive income are impaired on the basis of losses due to expected credit losses.

The amount of expected credit losses is updated on each reporting date to reflect changes in credit risk since the initial recognition of the respective financial instrument.

The Company recognizes lifetime expected credit losses for commercial accounts receivable, contract assets and accounts receivable for leases. The expected credit losses on these financial assets are estimated using a provision matrix based on the Company’s historical experience of credit losses, adjusted for factors that are specific to the debtors, the general economic conditions and management’s assessment of both the current and forecast conditions at the reporting date, including the time value of money when appropriate.

For all other financial instruments, the Company recognizes the lifetime expected credit loss when there has been a significant increase in credit risk since the initial recognition. However, if the credit risk in the financial instrument has not increased significantly since the initial recognition, the Company measures the provision for losses for that financial instrument in an amount equal to the 12‑month expected credit losses.

The Company considers a significant increase in credit risk to have occurred when the financial investment assets’s credit rating falls to the level of speculation, or when the rating provided by external ratings agencies has decreased by more than 2 levels with respect to the level at which it was acquired. Additionally, the Company considers that default has occurred when a financial asset is more than 90 days past-due, unless there is reasonable and reliable information demonstrating that a later default criterion is more appropriate.

During 2017, the method used to determine the impairment of financial assets was based on an incurred loss model.

ii. Financial liabilities

Debt and/or equity instruments are classified as financial liabilities or as equity according to the substance of the contractual agreement and the definitions of liability and equity.

All financial instrument liabilities are initially recognized on the trade date, which is the date that the Company becomes a party to the contractual provisions of the instrument.

The Company derecognizes a financial instrument liability when its contractual obligations are met, cancelled or expire.

The Company has the following non-derivative financial instrument liabilities: short-term and long-term debt, and trade and other payables and accounts payable to related parties.

The aforementioned financial liabilities are originally recognized at fair value, plus costs directly attributable to the transaction. Subsequently, these financial liabilities are measured at amortized cost using the effective interest method or at fair value through results during their contractual term.

iii. Derivative financial instruments

The Company participates in a variety of derivative financial instruments to manage its exposure to exchange rate risks, including currency forward contracts.

Derivative financial instruments entered into for fair value hedging or for trading purposes are initially recognized at fair value; any attributable transaction costs are recognized in profit and loss as incurred. Government grants are recognized initially as a liability, and subsequently recognized to profit and loss as the related obligation is settled. Subsequent to the initial recognition, such derivative financial instruments are measured at fair value, and changes in such value are immediately recognized in profit and loss unless the derivative is designated and is effective as a hedging instrument, in which case, its recognition in profit and loss will depend on the nature of the hedging.

Fair value of derivative financial instruments that are traded in recognized financial markets is based on quotes issued by these markets; when a derivative financial instrument is traded in the “over the counter” market, the fair value is determined based on internal models and market inputs accepted in the financial environment.

A derivative with a positive fair value is recognized as a financial asset, while a derivative with a negative fair value is recognized as a financial liability. Derivatives are not offset in the financial statements unless the Company has both the legal right and the intention to offset. A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the instrument is more than 12 months and it is not expected to be realized or settled within 12 months. Other derivatives are presented as current assets or current liabilities.

The Company analyzes if there are embedded derivatives that should be segregated from the host contract and accounted for separately if the economic characteristics and risks of the host contract and the embedded derivative are not closely related. A separate instrument with the same terms as those of the embedded derivative meets the definition of a derivative, and the combined instrument is not measured at fair value through profit and loss. Changes in fair value of the separable embedded derivatives are immediately recognized in profit and loss.

iv. Hedge Accounting

The Company designates certain derivatives as hedging instruments with respect to foreign currency risk with fair value hedges, cash flow hedges or hedges of net investments in foreign operations. Firm commitments that hedge foreign currency risk are accounted for as cash flow hedges.

At the beginning of the hedge relationship, the Company documents the relationship between the hedging instrument and the hedged item, together with its risk management objectives and its strategy to carry out various hedging transactions. In addition, at the beginning of the hedge and on an ongoing basis, the Company documents whether the instrument is effective to offset changes in the fair values or cash flows of the hedged item attributable to the hedged risk, which is when the hedging relationships comply with all of the following coverage effectiveness requirements:

•	There is an economic relationship between the hedging instrument and the hedged item;
•	The effect of credit risk does not dominate the value of the changes resulting from the economic relationship; and
•

The coverage ratio of the coverage ratio is the same as that resulting from the amount of the hedged item that the Company actually covers and the amount of the hedging instrument that the Company actually uses to cover that amount of the hedged item.

If the hedging instrument no longer meets the effectiveness requirement related to the hedging relationship, but the risk management objective for that designated hedging relationship remains the same, the Company adjusts the hedging relationship (that is, rebalances) so that it meets the qualification criteria again.

The Company designates the entire change in the fair value of a forward contract (that is, it includes the forward elements) as the hedging instrument for all its hedging relationships that involve forward contracts.

The Company designates only the intrinsic value of option contracts as a hedged item, that is, excluding the time value of the option. Changes in the fair value of the option are recognized in other comprehensive income and are accumulated in the cost of the hedge reserve. If the hedged item is related to the transaction, the fair value is reclassified to profit or loss when the hedged item affects the profit or loss. If the hedged item is related to the period of time, then the accumulated amount in the cost of the hedge reserve is reclassified to profit or loss in a rational manner: the Company amortizes the accumulated hedge reserve to profit or loss using the straight-line method. These reclassified amounts are recognized in profit or loss on the same line as the hedged item. If the hedged item is a non-financial item, the accumulated amount in the cost of the hedge reserve is eliminated directly from equity and is included in the initial carrying amount of the recognized non-financial item. In addition, if the Company expects that part or all of the accumulated loss in the cost of the hedge reserve will not be recovered in the future, that amount will be reclassified immediately to results.

v. Capital stock

Ordinary shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of ordinary shares are recognized as a deduction from equity, net of any tax effects.

Stock repurchase

When share capital recognized as equity is repurchased, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the reserve for repurchase of shares. When treasury shares are sold or are re-issued subsequently, the amount received as well as the resulting surplus or deficit on the transaction is recognized in equity.

d)   Property, plant and equipment

i. Recognition and measurement

Property, plant and equipment, except for land, are recorded at acquisition cost less accumulated depreciation and any accumulated impairment losses. Land is measured at the acquisition costs less any accumulated impairment losses.

Acquisition cost includes the purchase price, as well as any cost directly attributable to the acquisition of the asset, including all costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

When components of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

An item of property, plant and equipment is derecognized at the time of disposal or when no future economic benefits are expected to arise from the continued use of the asset. Gains or losses on the sale of an item of property, plant and equipment are determined by comparing the proceeds from the sale with the carrying amount of property, plant and equipment, and are recognized net under “other income (expenses)” in profit and loss for the year.

ii. Subsequent costs

The replacement cost of an item of property, plant and equipment is capitalized if the future economic benefits associated with the cost are expected to flow to the Company and the related cost is reliably determined. The carrying amount of the replaced item is written off from the accounting records. Maintenance and repair expenses related to property, plant and equipment are expensed as incurred.

iii. Depreciation

Depreciation is calculated over the cost of the asset less its residual value, using the straight line method, based on the estimated useful life of the assets. Depreciation is recognized in profit and loss beginning from the time when the assets are available for use.

Below are the estimated useful lives for 2019, 2018 and 2017:

Average
useful Life
Buildings	46
Machinery and Equipment	19
Vehicles	11
Computers	8
Furniture	11

The Company has estimated the following residual values as of December 31, 2019, 2018 and 2017:

Residual Value
Buildings	9%
Machinery and Equipment	8%
Vehicles	5%
Computers	0%
Furniture	2%

e)   Goodwill

Goodwill arises as a result of the acquisition of a business over which control is obtained and is measured at cost less cumulative impairment losses; it is subject to annual tests for impairment.

f)   Intangible assets

They are mainly comprised of trade names and customer relationships derived from the acquisition of businesses in the United States of America. The cost of intangible assets acquired through a business combination represents their fair value at the acquisition date and they are recognized separately from goodwill. Subsequently, they are valued at cost less amortization and accumulated impairment losses.

Intangible assets are classified as having a definite or indefinite life. Those with a defined life are amortized under the straight-line method during their estimated life and when there are impairment indicators, they are tested for impairment. The amortization methods and the useful life of the assets are reviewed and adjusted, if necessary, at the date of each statement of financial position. Amortization is charged to income in the general expenses category. Those with an indefinite life are not amortized, but are subject to impairment tests at least annually.

g)   Biological assets

Biological assets whose fair value can be measured reliably are measured at fair value less costs of sale, with any change therein recognized in profit and loss. Costs of sale include all costs that would be necessary to sell the assets, excluding finance costs and income taxes.

The Company’s biological assets consist of growing poultry, poultry in its different production stages, hatching eggs, breeder pigs, and growing pigs.

When fair value cannot be reliably, verifiably and objectively determined, assets are valued at production cost less accumulated depreciation, and any cumulative impairment loss. Depreciation related to biological assets forms part of the cost of inventories and current biological assets and is ultimately recognized within cost of sales in the statement of profit and loss and other comprehensive income.

Depreciation of poultry and breeder pigs is estimated based on the expected future life of such assets and is calculated on a straight-line basis.

Expected average
useful life
(weeks)
Poultry in its different production stages	40-47
Breeder pigs	156

Biological assets are classified as current and non-current assets, based on the nature of such assets and their purpose, whether for commercialization or for reproduction and production.

h)   Leased assets

Until December 31, 2018 operating lease rentals paid by the Company were recognized in profit and loss using the straight-line method over the lease term, even though payments may not be made on the same basis.

Assets held under finance leases are depreciated over their expected useful lives on the same basis as owned assets. However, when there is no reasonable certainty that ownership will be obtained at the end of the lease term, assets are depreciated over the shorter of the lease term or their useful lives.

Beginning in 2019, the Company evaluates whether a contract is or contains a lease at the beginning of the contract term. A lease is defined as a contract that grants the right to control the use of an identified asset, for a specified period, in exchange for consideration. The Company recognizes a right-of-use asset and a corresponding lease liability, with respect to all the lease agreements in which it operates as lessee, except in the following cases: short-term leases (defined as leases with a term of lease less than 12 months); low-value asset leases (defined as asset leases with an individual market value of less than 5 thousand dollars); and, the lease contracts whose payments are variable (without any fixed contractually defined payment). For these contracts that exclude the recognition of a right-of-use asset and a lease liability, the Company recognizes rental payments as a straight-line operating expense during the lease term.

The right-of-use asset is made up of discounted lease payments at present value; direct costs of obtaining a lease; advance lease payments; and the dismantling or asset removal obligations. The Company depreciates the right-of-use asset over the shorter period of the lease term and the useful life of the underlying asset; In this sense, when a purchase option in the lease is likely to be exercised, the right-of-use asset depreciates over its useful life. Depreciation begins on the start date of the lease.

The lease liability is measured at initial recognition by discounting future minimum income payments at present value according to a term, using a discount rate that represents the cost of obtaining financing in an amount equivalent to the value of the contract's income, for the acquisition of the underlying asset, in the same currency and for a period similar to the corresponding contract (incremental borrowing rate). When the contract payments contain non-lease components (services), the Company has chosen, for some asset classes, not to separate them and to measure all payments as a single lease component; however, for the rest of the asset classes, the Company measures the lease liability only considering the payments of components that are rents, while the services implicit in the payments are recognized directly in results as operating expenses.

To determine the term of the lease, the Company considers the mandatory term, including the probability of exercising any right to extend the term and / or an early termination.

Subsequently, the lease liability is measured by increasing the book value to reflect the interest on the lease liability (using the effective interest method) and reducing the book value to reflect the rental payments made.

When there are modifications to the lease payments for inflation, the Company remits the lease liability from the date the new payments are known, without reconsidering the discount rate. However, if the modifications are related to the term of the contract or the exercise of a purchase option, the Company re-evaluates the discount rate in the measurement of the liability. Any increase or decrease in the value of the lease liability subsequent to this re-measurement is recognized by increasing or decreasing to the same extent, as the case may be, the value of the right-of-use asset.

Finally, the lease liability is derecognized at the time the Company pays all of the contract's payments. When the Company determines that it is probable that it will exercise an early termination from the contract that merits a cash outlay, said consideration is part of the re-measurement of the liability mentioned in the preceding paragraph; however, in those cases in which the early termination does not imply a cash outlay, the Company pays the lease liability and the corresponding right of use asset, recognizing the difference between the two immediately in the consolidated statement of income.

i)   Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on average cost, and includes expenditures incurred for acquiring inventories, production or transformation costs, and other costs incurred for bringing them to their present location and condition.

Agricultural products derived from biological asses are processed chickens and commercial eggs.

Net realizable value is the estimated selling price in the ordinary course of business, less the costs necessary to make the sale.

Cost of sales represents cost of inventories at the time of sale, increased, if applicable, by reductions in inventory to its net realizable value, if lower than cost, during the year.

The Company records the necessary reductions in the value of its inventories for impairment, obsolescence, slow movement and other factors that may indicate that the use or performance of the items that are part of the inventory may be lower than the carrying value.

j)   Impairment

i. Financial assets

A financial asset that is not recorded at fair value through profit and loss is assessed at each reporting date to determine whether there is objective evidence that it is impaired. A financial asset is impaired if there is objective evidence of a loss event after the initial recognition of the asset, and that such loss event had a negative impact on the estimated future cash flows of that asset that can be estimated reliably.

Objective evidence that financial assets are impaired includes default or delinquency by a debtor, restructuring of an amount due to the Company, evidence that a debtor may go bankrupt, or the disappearance of an active market for a security. In addition, for an investment in an equity security, a significant or prolonged reduction in its fair value below its cost is objective evidence of impairment.

The Company considers evidence of impairment for financial assets valued at amortized cost (accounts receivables) both individually and collectively. All individually significant receivables and other financial assets are assessed for specific impairment. Assets that are not individually significant are collectively assessed for impairment by grouping together assets with similar risk characteristics.

In assessing collective impairment, the Company follows an expected loss model and the calculation is applicable to all receivables regardless of whether or not they have objective evidence of impairment. For these estimates, management uses historical trends of probabilities of default, timeliness of recoveries and the amount of loss incurred, adjusted for management’s judgment as to whether current economic and credit conditions are such that the actual losses are greater or less than those implied by historical trends.

An impairment loss related to a financial asset valued at amortized cost is calculated as the difference between the carrying amount of the asset and the present value of estimated future cash flows discounted at the effective interest rate. Losses are recognized in profit and loss and reflected in an allowance account against receivables.

ii. Non-financial assets

The carrying amounts of the Company’s non-financial assets, other than inventories, biological assets and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the recoverable amount of the asset is estimated or cash generating units, as the lowest between its value in use and the fair value less cost of sale. Goodwill and indefinite-lived intangible assets are tested annually for impairment on the same dates.

The Company defines the cash generating units and also estimates the periodicity and cash flows that they should generate. Subsequent changes in the group of cash-generating units, or changes in the assumptions that support the cash flow estimates or the discount rate could impact the carrying amounts of the respective asset.

The main assumptions for developing estimates of recoverable amounts requires the Company’s management to estimate the future cash flows expected to arise from the cash-generating unit and a suitable discount rate in order to calculate its present value. The Company estimates cash flow projections considering current market conditions, determination of future prices of goods and volumes of production and sales. In addition, for the purposes of the discount and perpetuity growth rates, the Company uses indicators of market and expectations of long-term growth in the markets in which it operates.

The Company estimates a discount rate before taxes for the purposes of the goodwill impairment test that reflects the risk of the corresponding cash-generating units and that enables the calculation of present value of expected future cash flows, as well as to reflect risks that were not included in the cash flow projection assumptions and premises. The discount rate that the Company estimates is based on the weighted average cost of capital. In addition, the discount rate estimated by the Company reflects the return that market participants would require if they had made a decision about an equivalent asset, as well as the expected generation of cash flow, time, and risk-and-return profiles.

The Company annually reviews the circumstances which led to an impairment loss arising from cash-generating units to determine whether such circumstances have been changed and that may result in the reversal of previously recognized impairment losses. An impairment loss in respect of goodwill is not reversed. For other long-lived assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if the impairment loss had not been recognized.

Impairment losses are recognized in profit and loss. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the cash-generating unit (or group of CGUs), and subsequently to reduce the carrying amount of the other long-lived assets within the cash-generating unit (or group of CGUs) on a pro rata basis.

k)   Held-for-sale assets

Available for sale assets mainly consist of foreclosed assets. Foreclosed assets are initially recorded at the lower of fair value less costs to sell or the net carrying amount of the related account receivable.

Immediately before being classified as held-for-sale, assets are valued according to the Company’s accounting policies in accordance with the applicable IFRS. Subsequently, held-for-sale assets are recorded at the lower of the carrying amount and fair value less costs to sell. Impairment losses on initial classification of held-for-sale assets and subsequent remeasurement gains and losses are recognized in profit and loss. Recognized gains shall not exceed cumulative impairment losses previously recognized.

l)   Other assets

Other long-term assets primarily include advances for the purchase of property, plant and equipment, investments in insurance policies and security deposits.

The Company owns life insurance policies of some of the former stockholders of Bachoco USA, LLC (foreign subsidiary). The Company records these policies at net cash surrender value which approximates its fair value (see note 17).

m)   Employee benefits

The Company grants to its employees in Mexico and abroad, different types of benefits as described below and as detailed in note 22.

i. Defined contribution plan

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions to a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized as an employee benefit expense in profit and loss in the periods during which the related services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that the Company has the right to a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan due more than 12 months after the end of the period in which the employees render the service are discounted at present value.

ii. Defined benefit plan

A defined benefit plan is a post-employment benefit plan other than a defined contribution plan. It is funded by contributions made by the Company and is intended to meet the Company’s labor obligations to its employees.

The Company´s net obligations in respect of defined benefit plans is calculated separately for each plan, estimating the amount of the future benefit that the employees have earned in return for their service in the current and prior years; that benefit is discounted to determine its present value, and is reduced by the fair value of the plan assets. The discount rate is the yield at the end of the reporting period on high quality corporate bonds (or governmental bonds in the instance that a deep market does not exist for high quality corporate bonds, which is the case in Mexico) that have maturity dates approximating the terms of the Company´s obligations and that are denominated in the currency in which the benefits are expected to be paid. Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset. Defined benefit costs are categorized as follows:

•	Service cost (including current service cost, past service cost, as well as gains and losses on curtailments and settlements)
•	Net interest expense or income

The Company presents service cost as part of operating income in the consolidated statements of profit or loss and other comprehensive income (loss). Gains and losses for reduction of service are accounted for as past service costs.

The calculation is performed annually by a qualified actuary using the projected unit credit method. When the calculation results in a benefit to the Company, the recognized asset is limited to the present value of any economic benefits available in the form of refunds from the plans or reductions in future contributions to the plans. When the benefits of a plan are modified or improved, the portion of the improved benefits related to past services by employees is recognized in profit and loss on the earlier of the following dates: when there is a modification or curtailment to the plan, or when the Company recognizes the related restructuring costs or termination benefits.

Remeasurement adjustments, comprising actuarial gains and losses, the effect of changes to the asset ceiling (if applicable) and the return on plan assets (excluding interest), are reflected immediately with a charge or credit recognized in other comprehensive income in the period in which they occur. Remeasurement recognized in other comprehensive income is reflected immediately in equity and is not reclassified to profit or loss.

iii. Short-term benefits

Short-term employee benefits are valued on a non-discounted basis and are expensed as the respective services are rendered.

A liability is recognized for the amount expected to be paid under the short-term cash bonus plans or statutory employee profit sharing (PTU for its acronym in Spanish), if the Company has a legal or constructive obligation to pay such amounts as a result of prior services rendered by the employee, and the obligation may be reliably estimated.

iv. Termination benefits from constructive obligations

The Company recognizes, as a defined benefit plan, a constructive obligation from past practices. The liability accrues based on the services rendered by the employee. Payment of this benefit is made in one installment at the time that the employee voluntarily ceases working for the Company.

n)   Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.

When the effect of time value of money is significant, the amount of the provision is the present value of the disbursements expected to be necessary to settle the obligation. The discount rate applied is determined before taxes, and reflects market conditions at the reporting date and takes into account the specific risk of the relevant liability, if any. The unwinding of the present value discount is recognized as a financial cost.

o)   Interests in joint operations

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

The Company as a joint operator recognizes, in relation to its interest in a joint operation: its assets, including its share of any assets held jointly; its liabilities, including its share of any liabilities incurred jointly; its revenue from the sale of its share of the output arising from the joint operation; its share of the revenue from the sale of the output by the joint operation, and its expenses, including its share of any expenses incurred jointly.

The Company accounts for the assets, liabilities, revenues and expenses relating to its interest in a joint operation in accordance with the IFRSs applicable to such assets, liabilities, revenues and expenses.

The Company has joint operations derived from the agreements for the development of its biological assets. For such operations, the Company accounts for its biological assets, its obligations derived from technical support, as well as the expenses it incurs with respect to the joint operations. The live poultry produced by the joint operation is ultimately used internally by the Company and may be sold by the Company to third parties. As a result, the joint operation itself does not generate any revenues with third parties.

p)   Revenues

During 2019 and 2018, revenues from the sale of goods in the course of ordinary activities are measured at the fair value of the consideration received or receivable, net of returns, trade discounts and volume rebates. Revenues are recognized when persuasive evidence exists, usually in the form of an executed sales agreement, that control over the product has been transferred to the customer. If it is probable that discounts will be granted and the amount can be measured reliably, the discount is recognized as a reduction of revenue.

The Company generally does not accept sales returns. No asset is recognized for product returns, due to the fact that such products are not expected to be sold or recovered in another manner given that they are perishable. To the extent sales returns occur, the product returns are made simultaneously with the delivery and acceptance of the product (same day).

The Company has concluded that all performance obligations are satisfied at the time of delivery of the product to the customer.

The Company has a variety of credit terms for its various distribution channels, all of which have short terms, consistent with market and industry practices. Accordingly, there are no financing components. A significant portion of sales in Mexico are collected in cash on delivery.

During 2017 revenues from the sale of goods in the course of ordinary activities were measured at the fair value of the consideration received or receivable, net of returns, trade discounts and volume rebates. Revenues were recognized when persuasive evidence existed, usually in the form of an executed sales agreement, when the significant risks and rewards of ownership were transferred to the customer, recovery of the consideration relating to the transaction was deemed probable, the associated costs and possible return of goods could be estimated reliably, there was no continuing management involvement with the goods, and the amount of revenue could be measured reliably. If it was probable that discounts will be granted and the amount can be measured reliably, the discount was recognized as a reduction of revenue.

q)   Financial income and costs and dividend income

Financial income comprises interest income from funds invested, fair value changes on financial assets at fair value through profit or loss and foreign currency exchange gains. Interest income is recognized in profit and loss, using the effective interest method. Dividend income is recognized in profit and loss on the date that the Company´s right to receive the payment is established.

Financial costs comprise interest expense for borrowings, foreign currency exchange losses and fair value changes on financial assets at fair value through profit and loss. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit and loss using the effective interest method.

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the costs of those assets, until such time as the assets are substantially ready for their intended use or sale. Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

Exchange gains and losses are reported on a net basis.

r)   Income taxes

Income tax expense is comprised of current and deferred tax. Current income taxes and deferred income taxes are recognized in profit and loss provided they do not relate to a business combination, or items recognized directly in equity or in other comprehensive income.

Current income tax is the expected tax payable or receivable on the taxable income or loss for the fiscal year, which can be applied to taxable income from previous years, using tax rates enacted or substantively enacted in each jurisdiction at the reporting date, plus any adjustment to taxes payable with respect to previous years. Current income tax payable also includes any tax liability arising from the payment of dividends.

Deferred income tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities and the amounts used for tax purposes. Deferred income tax is not recognized for:

•	the initial recognition of assets or liabilities in a transaction that is not a business combination and did not affect either accounting or taxable profit or loss;
•

differences related to investments in subsidiaries to the extent that it is probable that the Company is able to control the reversal date, and the reversion is not expected to take place in the near future.

•	taxable temporary differences arising from the initial recognition of goodwill.

Deferred income tax is determined by applying the tax rates that are expected to apply in the period in which the temporary differences will reverse, based on the regulations enacted or substantively enacted at the reporting date.

The measurement of deferred income tax assets and liabilities reflect the tax consequences derived from the manner in which the Company expects to recover or settle the carrying amounts of its assets and liabilities.

In determining the amount of current and deferred income tax, the Company takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. The Company believes that the balance for its income tax liabilities are appropriate for all tax years subject to be reviewed by the tax authorities based on its assessment of several factors, including the interpretation of the tax laws and prior experience.

A deferred income tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred income tax assets are reviewed at each reporting date and are reduced to the extent that it is not probable that the related tax benefit will be realized.

s)   Earnings per share

The Company presents information on basic and diluted earnings per share (EPS) related to its ordinary shares. Basic EPS is computed by dividing the profit and loss attributable to the holders of the Company’s common shares by the weighted average number of outstanding ordinary shares during the period, adjusted for treasury shares held. Diluted EPS is determined by adjusting the profit and loss attributable to the holders of the ordinary shares and the outstanding weighted average number of ordinary shares, adjusted for treasury shares held, for the potential dilutive effects of all ordinary shares, including convertible instruments and options on shares granted to employees. At December 31, 2019, 2018 and 2017, the Company has no potentially dilutive shares, for which reason basic and diluted EPS are the same.

t)   Segment information

An operating segment is a component of the Company: i) that is engaged in business activities from which revenues and expenses may be obtained and incurred, including revenues and expenses related to transactions with any of the other components of the Company, ii) whose results are reviewed periodically by the chief operating decision maker for the purpose of resource allocation and assessment of segment performance, and iii) for which discrete financial information exists.

The Company discloses reportable segments based on operating segments whose revenues exceed 10% of the combined revenues from all segments, whose absolute value of profit or loss exceeds 10% of the combined absolute value of profit or loss from all segments, whose assets exceed 10% of the combined assets from all segments, or that result from the aggregation of two or more operating segments that share similar economic characteristics and meet the aggregation criteria under IFRS (note 2 d iii).

u)   Costs and expenses by function

Costs and expenses in the consolidated statements of profit and loss and other comprehensive income were classified by their function. The nature of costs and expenses is presented in Note 23.

v)   Statement of cash flows

The Company presents cash flows from operating activities by using the indirect method, in which the income or loss is adjusted by the effects of items that do not require cash flows, including those related to investing or financing activities.

The Company classifies all interest received from its investments and accounts receivable as investment activities, and all interest paid as financing activities.